CONTRACT ASSETS	12 Months Ended
Dec. 31, 2022
Contract assets [abstract]
CONTRACT ASSETS

15.	CONTRACT ASSETS

		December 31,
		2021	2022	2022
		CNY	CNY	US$

Non-current
Service concession assets	(a)	91,062	89,740	13,010
Less: impairment allowance		(27)	(27)	(4)
		91,035	89,713	13,006

Current
Service concession assets	(a)	7,423	7,423	1,076
Other contract assets	(b)	8,443	14,930	2,164
Less: impairment allowance		(535)	(706)	(102)
		15,331	21,647	3,138

Total		106,366	111,360	16,144

(a)	Service concession assets bearing an imputed interest of 7% arose from the Group's revenue from construction service under a BOT arrangement rendered by the Group's subsidiary, Shaoguan Angrui. The facilities that the service concession arrangement relate to were under construction phases from June 2018 to January 2021 and commenced operation in January 2021.

The amounts for the service concession arrangement are not yet due for payment and will be settled by revenue to be generated during the operating periods of the service concession arrangement. Amounts billed will be transferred to trade receivables.

As of December 31, 2021 and 2022, the Group’s concession rights and assets associated with the environmental water projects (comprising intangible asset, contract assets and trade receivables) with aggregate gross carrying amounts of CNY129,437 and CNY139,060 (US$20,160), respectively, were pledged to secure bank loans from Bank of Communications with outstanding balances of CNY77,000 and CNY74,000 (US$10,728), respectively. Please refer to Note 21 for further details.

(b)	The balances as of December 31, 2021 and 2022 comprised contract assets arising from performance under a water treatment plant construction service contract. Such contracts include payment schedules that require progress payments over the service periods when milestones are reached.

The movements in the provision for impairment of contract assets are as follows:

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Beginning of the year	205	562	81
Provision for expected credit losses, net	357	171	25

End of the year	562	733	106

An impairment analysis is performed at each reporting date using the probability-of-default approach to measure ECL. The probability of default rates are estimated based on comparable entities with published credit ratings. The calculation reflects the probability-weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forward-looking credit risk information. As of December 31, 2021 and 2022, the assumed default rate ranged from 0.03% to 55.93% and from 0.03% to 43.51%, respectively.